Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 30, 2017	Dec. 31, 2016
Consolidated Balance Sheets
Trade accounts receivable, allowances (in dollars)	$ 36.2	$ 47.8
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	88,011,541	88,308,860
Treasury stock, shares	36,115,083	35,817,764